Consolidated Statements of Cash Flows (Parenthetical) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement Of Cash Flows [Line Items]
Dividends payable	R$ 3,791	R$ 4,363
Business combination consideration payable liabilities incurred	64,370	48,499
Business combination contingent consideration payable	R$ 64,370	R$ 48,499